Equity Based Compensation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 05, 2025	Dec. 31, 2024	Dec. 05, 2024	Dec. 31, 2023	Dec. 05, 2023
Restricted stock units, share options and restricted stock awards [Member]
Equity Based Compensation [Line Items]
Share based payment expenses	€ 4,508	€ 4,508	€ 961	€ 961	€ 190	€ 190